Leases (Schedule of Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 02, 2020
Leases [Abstract]
2021	$ 3,335
2022	3,472
2023	3,167
2024	2,723
2025 and after	5,098
Total undiscounted lease payments	17,795
Less: imputed interest	(627)
Present value of lease liabilities	$ 17,168	$ 19,031